Inventories - Summary of write-downs of inventory (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Write downs of raw material and supplies	€ (5,601)	€ (2,039)	€ 0
Write downs of work in progress	(1,225)	(397)	(120)
Write downs of finished goods	(657)	(65)	0
Total	€ (7,483)	€ (2,501)	€ (120)